Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Windsor Funds
Central Index Key	dei_EntityCentralIndexKey	0000107606
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 25, 2015
Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.37%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.38%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	39
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	122
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	213
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	480
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 23, 1958
2005	rr_AnnualReturn2005	4.99%
2006	rr_AnnualReturn2006	19.35%
2007	rr_AnnualReturn2007	(3.30%)
2008	rr_AnnualReturn2008	(41.10%)
2009	rr_AnnualReturn2009	34.69%
2010	rr_AnnualReturn2010	14.82%
2011	rr_AnnualReturn2011	(4.00%)
2012	rr_AnnualReturn2012	20.78%
2013	rr_AnnualReturn2013	36.08%
2014	rr_AnnualReturn2014	11.82%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.60%)
One Year	rr_AverageAnnualReturnYear01	11.82%
Five Years	rr_AverageAnnualReturnYear05	15.17%
Ten Years	rr_AverageAnnualReturnYear10	6.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 1958
Vanguard Windsor Fund | Vanguard Windsor Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.27%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.28%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	29
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	90
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	157
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	356
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 12, 2001
2005	rr_AnnualReturn2005	5.12%
2006	rr_AnnualReturn2006	19.44%
2007	rr_AnnualReturn2007	(3.14%)
2008	rr_AnnualReturn2008	(41.04%)
2009	rr_AnnualReturn2009	34.89%
2010	rr_AnnualReturn2010	14.91%
2011	rr_AnnualReturn2011	(3.95%)
2012	rr_AnnualReturn2012	20.94%
2013	rr_AnnualReturn2013	36.23%
2014	rr_AnnualReturn2014	11.91%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.01%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.54%)
One Year	rr_AverageAnnualReturnYear01	11.91%
Five Years	rr_AverageAnnualReturnYear05	15.27%
Ten Years	rr_AverageAnnualReturnYear10	7.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.34%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.36%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	37
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	116
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	202
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	456
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 24, 1985
2005	rr_AnnualReturn2005	7.01%
2006	rr_AnnualReturn2006	18.25%
2007	rr_AnnualReturn2007	2.23%
2008	rr_AnnualReturn2008	(36.70%)
2009	rr_AnnualReturn2009	27.05%
2010	rr_AnnualReturn2010	10.62%
2011	rr_AnnualReturn2011	2.70%
2012	rr_AnnualReturn2012	16.72%
2013	rr_AnnualReturn2013	30.69%
2014	rr_AnnualReturn2014	11.16%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.78%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.62%)
One Year	rr_AverageAnnualReturnYear01	11.16%
Five Years	rr_AverageAnnualReturnYear05	14.01%
Ten Years	rr_AverageAnnualReturnYear10	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 1985
Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.26%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.28%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	29
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	90
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	157
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	356
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 14, 2001
2005	rr_AnnualReturn2005	7.15%
2006	rr_AnnualReturn2006	18.37%
2007	rr_AnnualReturn2007	2.32%
2008	rr_AnnualReturn2008	(36.63%)
2009	rr_AnnualReturn2009	27.17%
2010	rr_AnnualReturn2010	10.70%
2011	rr_AnnualReturn2011	2.78%
2012	rr_AnnualReturn2012	16.80%
2013	rr_AnnualReturn2013	30.80%
2014	rr_AnnualReturn2014	11.26%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.81%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.58%)
One Year	rr_AverageAnnualReturnYear01	11.26%
Five Years	rr_AverageAnnualReturnYear05	14.10%
Ten Years	rr_AverageAnnualReturnYear10	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2001
Standard & Poor's 500 Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Standard & Poor's 500 Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Russell 1000 Value Index | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.45%
Five Years	rr_AverageAnnualReturnYear05	15.42%
Ten Years	rr_AverageAnnualReturnYear10	7.30%
Russell 1000 Value Index | Vanguard Windsor Fund | Vanguard Windsor Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.45%
Five Years	rr_AverageAnnualReturnYear05	15.42%
Ten Years	rr_AverageAnnualReturnYear10	7.30%
Russell 1000 Value Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.45%
Five Years	rr_AverageAnnualReturnYear05	15.42%
Ten Years	rr_AverageAnnualReturnYear10	7.30%
Russell 1000 Value Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.45%
Five Years	rr_AverageAnnualReturnYear05	15.42%
Ten Years	rr_AverageAnnualReturnYear10	7.30%